Share Capital (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of issued shares [Line Items]
Beginning of year	395,792,732	395,792,522
Stock option plan	0	210
End of year	395,792,732	395,792,732
Common shares [member]
Number of issued shares [Line Items]
Common shares par value	no
Class B share preferences	no shareholder, resident in Canada, is allowed to own more than 25% of the Company’s outstanding common shares, either individually or together with associates. A non-resident of Canada is not allowed to own more than 15%. In addition, no more than 25% of total shareholder votes cast may be cast by non-resident shareholders.
Dividends Paid Ordinary Shares Per Share	$ 0.08	$ 0.4
Common shares [member] | Share Holder Resident [Member] | Maximum [member]
Number of issued shares [Line Items]
Ownership in Cameco	25.00%	25.00%
Common shares [member] | Share Holder Non-Resident [Member] | Maximum [member]
Number of issued shares [Line Items]
Ownership in Cameco	15.00%	15.00%
Percentage Votes Of Ordinary Shares Of Company	25.00%	25.00%
Class B Shares [Member]
Number of issued shares [Line Items]
Class B share par value	$ 1
Class B share preferences	entitles the shareholder to vote separately as a class in respect of any proposal to locate the head office of Cameco to a place not in the province of Saskatchewan